SCHEDULE OF WEIGHTED AVERAGE ASSUMPTIONS USED IN THE FAIR VALUE (Details) - $ / shares	9 Months Ended				12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021		Dec. 31, 2021		Dec. 31, 2020
Measurement date closing price of Common stock	$ 1.45		$ 4.96		$ 5.23		$ 7.50
Expected term (years)	3 years 6 months		3 years 6 months		3 years 6 months		3 years 2 months 12 days
Risk-free interest rate	3.10%		0.80%		0.80%		0.40%
Volatility	135.00%		141.00%		141.00%		134.00%
Expected dividend yield	0.00%		0.00%		0.00%		0.00%
Warrant [Member]
Measurement date closing price of Common stock	$ 1.05	[1]	$ 7.56	[1]	$ 7.44	[2]	$ 7.50	[2]
Expected term (years)	5 years	[3]	3 years	[3]	2 years 7 months 6 days	[4]	3 years 6 months	[4]
Risk-free interest rate	2.40%		0.50%		0.30%		0.30%
Volatility	135.00%		139.00%		138.00%		139.00%
Expected dividend yield	0.00%		0.00%		0.00%		0.00%

[1]	Weighted average grant price.
[2]	Weighted average grant price.
[3]	The valuation of warrants is based on the contractual term of the warrant rather than the expected term.
[4]	The valuation of warrants is based on the contractual term of the warrant rather than the expected term.